Cash Flow Information	12 Months Ended
Jun. 30, 2022
Cash Flow Information [Abstract]
Cash Flow Information

Note 26 Cash flow information

Reconciliation of profit / (loss) after income tax to net cash outflow from operating activities

	Year Ended June 30,
	2022	2021	2020

Loss for the period	$(71,441,024)	$(18,076,077)	$(20,028,526)
Adjustments for
Share-based compensation	20,190,538	5,948,532	7,558,953
Borrowing costs	64,297	760	5,098,906
Fixed assets written off	—	2,764,940	210,773
Loss on sale of fixed assets	—	6,777	—
Loss on equity investment securities at fair value through profit or loss	10,951,552	—	—
Foreign exchange (gain) / loss	(7,194,955)	106,787	387,371
Non-cash termination settlement	—	294,247	—
Depreciation and amortization expense	5,814,905	1,697,754	1,380,303
Government incentives	(302,922)	(49,278)	—

Change in operating assets and liabilities:
(Increase)/decrease in other operating assets	(6,028,224)	(1,927,128)	(976,969)
Increase in trade creditors and other operating liabilities	7,592,541	1,060,622	775,672
Net cash outflow from operating activities	$(40,353,292)	$(8,172,064)	$(5,593,517)

(a)
Net debt reconciliation

This section sets out an analysis of net debt and the movements in net debt for each period presented.

Net debt

	2022	2021

Cash and cash equivalents	$207,083,935	$136,663,976
Lease liability - repayable within one year	(489,846)	(410,792)
Borrowings – repayable within one year (including overdraft)	(1,474,090)	(277,060)
Lease liability - repayable after one year	(7,265,686)	(7,120,396)
Borrowings – repayable after one year	(52,152,452)	(5,986,565)
Net cash (debt)	$145,701,861	$122,869,163

Cash and cash equivalents	207,083,935	136,663,976
Gross debt – fixed interest rates	(9,518,941)	(8,386,881)
Gross debt – variable interest rates	(51,863,133)	(5,407,932)
Net cash (debt)	$145,701,861	$122,869,163

		Liabilities from financing activities
	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net debt as of June 30, 2020	$38,807,662	$(416,041)	$(4,716,074)	$33,675,547
Cashflows	97,856,314	329,873	(4,029,769)	94,156,418
Other non-cash movements	—	(601,684)	(4,361,118)	(4,962,802)
Net cash as of June 30, 2021	136,663,976	(687,852)	(13,106,961)	122,869,163
Cashflows	61,654,881	669,246	(45,316,323)	17,007,804
Other non-cash movements	8,765,078	(1,945,330)	(994,854)	5,824,894
Net cash as of June 30, 2022	$207,083,935	$(1,963,936)	$(59,418,138)	$145,701,861

(b)
Non-cash investing and financing activities

Non-cash investing and financing activities disclosed in other notes are:

•
Right of use assets – note 21
•
Options and shares issued to employees – note 28